UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02675 )

Exact name of registrant as specified in charter: Putnam Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund

The fund's portfolio
12/31/05 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (97.7%)(a)
	Rating (RAT)	Principal amount	Value

Alabama (0.6%)

AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. A-1, GNMA Coll., FNMA Coll.,
6.05s, 4/1/17	Aaa	$2,000,000	$2,085,000
Fairfield, Indl. Dev. Auth. Rev. Bonds (USX Corp.), Ser. A, 6.7s, 12/1/24	Baa1	5,500,000	5,563,580
U. of AL Rev. Bonds (Hosp. Birmingham), Ser. A, AMBAC, 5s, 9/1/14	Aaa	500,000	534,835

			8,183,415

Alaska (0.2%)

AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s, 12/1/31	Aaa	2,975,000	3,000,883

Arizona (3.0%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s,
12/1/29	Baa2	3,250,000	3,578,575
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s,
12/1/21	Baa1	6,060,000	6,427,539
Mcallister, Academic Village VRDN (AZ State U.), Ser. B, AMBAC, 3.52s, 7/1/45	VMIG1	13,245,000	13,245,000
Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/4s, 7/1/12	Aaa	10,000,000	12,069,700
Phoenix, Indl. Dev. Auth. VRDN (Valley of the Sun YMCA), 3 3/4s, 1/1/31	A-1+	2,000,000	2,000,000
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), 5.8s, 12/1/31	A3	1,500,000	1,608,375

			38,929,189

Arkansas (0.9%)

AR Dev. Fin. Auth. Rev. Bonds, Ser. B, GNMA Coll., FNMA Coll., 3 3/4s, 1/1/26	AAA	1,750,000	1,745,730
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington Regl. Med. Ctr.), 7 3/8s, 2/1/29
(Prerefunded)	Baa2	3,900,000	4,470,375
Northwest Regl. Arpt. Auth. Rev. Bonds, 7 5/8s, 2/1/27 (Prerefunded)	Baa2	5,000,000	5,522,950

			11,739,055

California (10.5%)

CA State G.O. Bonds
MBIA, 5 3/4s, 12/1/11	Aaa	225,000	248,483
MBIA, 5 1/4s, 10/1/13	Aaa	1,125,000	1,241,348
5 1/8s, 4/1/23	A2	3,000,000	3,172,110
5.1s, 2/1/34	A2	3,000,000	3,055,320
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
6s, 5/1/15 (Prerefunded)	A2	14,500,000	16,602,355
AMBAC, 5 1/2s, 5/1/16	Aaa	20,000,000	22,398,600
AMBAC, 5 1/2s, 5/1/15	Aaa	33,000,000	36,561,360
AMBAC, 5 1/2s, 5/1/13 (SEG)	Aaa	31,500,000	35,125,965
5 1/2s, 5/1/11	A2	500,000	543,595
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	Aa3	6,000,000	6,372,000
CA Statewide Cmnty. Dev. Auth. Multi-Fam. Rev. Bonds (Hsg. Equity Res.), Ser. B, 5.2s,
12/1/29	A-	150,000	154,373
Chula Vista Rev. Bonds (San Diego Gas), Ser. B, 5s, 12/1/27	A1	2,395,000	2,437,942
Golden State Tobacco Securitization Corp. Rev. Bonds (Tobacco Settlement), Ser. B,
AMBAC, 5s, 6/1/38 (Prerefunded)	Aaa	500,000	539,065
Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds (Eisenhower Med. Ctr.), 5 7/8s, 7/1/26	A3	1,200,000	1,283,892
Rancho Santiago, Cmnty. Coll. Dist. G.O. Bonds, FSA
5s, 9/1/15	Aaa	665,000	727,836
5s, 9/1/14	Aaa	1,000,000	1,092,390
San Bernardino, City U. School Dist. G.O. Bonds, Ser. A, FSA, 5s, 8/1/28	Aaa	5,005,000	5,252,347

			136,808,981

Colorado (0.3%)

CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30 (Prerefunded)	A3	1,860,000	2,110,133
6 3/8s, 12/15/30	A3	1,890,000	2,079,151

			4,189,284

Connecticut (1.4%)

CT State Dev. Auth. Poll. Control Rev. Bonds (Western MA), Ser. A, 5.85s, 9/1/28	Baa2	3,000,000	3,183,360
Mashantucket, Western Pequot Tribe 144A Rev. Bonds, Ser. A
6.4s, 9/1/11 (Prerefunded)	Aaa	7,435,000	7,838,423
6.4s, 9/1/11	Baa2	7,565,000	7,809,198

			18,830,981

Delaware (--%)

GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-2, 4.9s, 10/31/39	A3	500,000	504,960

District of Columbia (7.5%)

DC G.O. Bonds, Ser. A
6 3/8s, 6/1/26 (Prerefunded)	AAA	39,250,000	40,517,383
6s, 6/1/26 (Prerefunded)	A+	38,175,000	40,334,178
FSA, 5s, 6/1/26	Aaa	5,005,000	5,237,983
MBIA, 5s, 6/1/15	Aaa	510,000	531,818
DC VRDN (Multimodal), Ser. A, FSA, 3.55s, 6/1/15	VMIG1	1,050,000	1,050,000
DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 1/2s, 5/15/33	BBB	7,700,000	8,758,211
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, 5s, 10/1/33	Aaa	1,000,000	1,036,930

			97,466,503

Florida (3.4%)

Alachua Cnty., Hlth. Fac. Auth. VRDN (Shands Teaching Hosp.), Ser. A, 3 3/4s, 12/1/12	VMIG1	100,000	100,000
Flagler Cnty., School Board COP, Ser. A, FSA, 5s, 8/1/19	Aaa	500,000	532,870
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 7 1/4s, 10/1/29	BBB+/F	5,530,000	6,190,946
Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, 7.65s, 7/1/16	Aaa	18,500,000	24,350,255
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds (Hosp. Adventist Hlth.), Ser. A, 5s, 11/15/20	A+	1,000,000	1,045,090
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (Shell Point Village), Ser. A, 5 1/2s,
11/15/29	BBB-	2,650,000	2,690,863
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A, 6.7s,
11/15/19	BB+	3,700,000	4,055,422
North Broward, Hosp. Dist. Rev. Bonds
6s, 1/15/31 (Prerefunded)	A3	70,000	78,111
6s, 1/15/31	A3	5,000	5,400
Oakstead, Cmnty. Dev. Dist. Cap. Impt. Rev. Bonds, Ser. A, 7.2s, 5/1/32	BB+/P	1,170,000	1,250,075
Tampa, Util. Tax & Special Rev. Bonds, AMBAC, 6s, 10/1/07	Aaa	2,500,000	2,613,875
U. Central FL Assn., Inc. COP, Ser. A, FGIC, 5 1/4s, 10/1/34	Aaa	500,000	533,515

			43,446,422

Georgia (3.5%)

Atlanta, Arpt. Rev. Bonds, Ser. A, FGIC, 5.6s, 1/1/30 (Prerefunded)	Aaa	1,000,000	1,090,550
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put Bonds (GA Power Co.), 4.45s, 12/1/08	A2	5,000,000	5,124,450
GA Muni. Elec. Pwr. Auth. Rev. Bonds
Ser. B, FGIC, 8 1/4s, 1/1/11	Aaa	10,000,000	12,070,600
Ser. 05-Y, AMBAC, 6.4s, 1/1/13	Aaa	20,280,000	23,171,320
Ser. 05-Y, AMBAC, 6.4s, 1/1/13 (Prerefunded)	Aaa	220,000	249,080
Ser. Y, AMBAC, 6.4s, 1/1/13 (Prerefunded)	Aaa	1,200,000	1,370,328
Richmond Cnty., Dev. Auth. Rev. Bonds (Amt.-Intl. Paper Co.), Ser. A, 6 1/4s, 2/1/25	BBB	1,950,000	2,067,722

			45,144,050

Hawaii (0.3%)

HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B
3.7s, 1/1/22	Aaa	2,925,000	2,905,637
3 1/2s, 7/1/11	Aaa	450,000	446,450
3.3s, 1/1/10	Aaa	595,000	587,420

			3,939,507

Illinois (1.6%)

Cook Cnty., G.O. Bonds, Ser. B, MBIA, 5s, 11/15/29	Aaa	1,250,000	1,305,413
IL Dev. Fin. Auth. Rev. Bonds, 5.85s, 2/1/07	BBB	13,000,000	13,261,820
IL Edl. Fac. Auth. Rev. Bonds (Northwestern U.), 5s, 12/1/33	Aa1	2,250,000	2,328,593
IL Fin. Auth. VRDN (Northwestern U.), Ser. A, 3.35s, 12/1/34	VMIG1	1,500,000	1,500,000
IL Hsg. Dev. Auth. Rev. Bonds (Home Owner Mtge.), Ser. C-1, 3 1/2s, 8/1/11	Aa2	630,000	625,892
IL State G.O. Bonds, FSA, 5 3/8s, 10/1/12	Aaa	1,650,000	1,816,518

			20,838,236

Indiana (1.3%)

Brownsburg, 1999 School Bldg. Corp. Rev. Bonds (First Mtge.), Ser. B, FSA, 5s, 7/15/21	AAA	1,500,000	1,592,205
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX Corp.), 5.6s, 12/1/32	Baa1	4,150,000	4,284,626
IN State Hsg. Fin. Auth. Single Fam. Mtge. Rev. Bonds, Ser. A-1, GNMA Coll., FNMA Coll.
4 3/8s, 1/1/20	Aaa	780,000	780,546
4.2s, 1/1/17	Aaa	360,000	360,252
IN U. Rev. Bonds (IN U. Fac.), AMBAC, 5 1/4s, 11/15/23	Aaa	700,000	757,652
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa2	5,000,000	5,170,500
Indianapolis, Local Pub. Impt. Board Rev. Bonds, Ser. D, FGIC, 5s, 1/1/13	Aaa	645,000	695,807
Purdue U. VRDN (Student Fee), Ser. S, 3.52s, 7/1/26	VMIG1	3,235,000	3,235,000

			16,876,588

Iowa (1.2%)

IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D, GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	3,600,000	3,726,144
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives)
9 1/4s, 7/1/25	BBB-/P	7,565,000	9,106,444
9.15s, 7/1/09	BBB-/P	65,000	73,184
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. C, 5 3/8s, 6/1/38	BBB	750,000	733,628
Ser. B, zero %, 6/1/34	BBB	2,500,000	2,270,950

			15,910,350

Kentucky (--%)

KY Econ. Dev. Fin. Auth. Hosp. Fac. VRDN (Baptist Hlth. Care), Ser. C, 3.78s, 8/15/31	VMIG1	435,000	435,000

Louisiana (0.4%)

Ernest N. Morial-New Orleans, Exhibit Hall Auth. Special Tax, Ser. A, AMBAC, 5 1/4s,
7/15/20	Aaa	2,000,000	2,111,840
Ernest N. Morial-New Orleans, Exhibit Hall Auth. Special Tax Bonds, Ser. A, AMBAC, 5
1/4s, 7/15/21	Aaa	500,000	526,650
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds (Cypress Apts.), Ser. A, GNMA
Coll., 5 1/2s, 4/20/38	Aaa	250,000	267,930
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B, 5 1/2s, 5/15/30	BBB	2,500,000	2,593,400

			5,499,820

Maryland (0.6%)

Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt. Coll., 8s, 5/15/29 (Prerefunded)	AAA	5,000,000	5,999,600
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Medstar Hlth.), 5 3/4s, 8/15/14	Baa1	1,500,000	1,641,510

			7,641,110

Massachusetts (3.3%)

MA Dev. Fin. Agcy. Rev. Bonds, Ser. A, MBIA, 5 1/2s, 1/1/11	Aaa	1,500,000	1,619,130
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	2,200,000	2,410,364
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	4,500,000	4,822,695
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	Aaa	6,050,000	6,438,652
(Partners Hlth. Care Syst.), Ser. C, 5 3/4s, 7/1/21	Aa3	5,000,000	5,503,950
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s, 7/1/20	BBB	1,645,000	1,694,317
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/16	BBB-	100,000	102,374
(New England Med. Ctr. Hosp.), Ser. H, FGIC, 5s, 5/15/11	Aaa	1,000,000	1,070,680
MA State Port Auth. Rev. Bonds, 13s, 7/1/13	AAA/P	5,655,000	7,762,053
MA State Special Oblig. Dedicated Tax Rev. Bonds, FGIC, 5 1/4s, 1/1/24 (Prerefunded)	Aaa	10,000,000	10,933,300

			42,357,515

Michigan (1.1%)

Detroit, G.O. Bonds, Ser. A-1, AMBAC, 5 1/4s, 4/1/24	Aaa	500,000	535,135
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 6s, 7/1/20	Baa3	400,000	413,376
MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	3,000,000	3,168,540
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s, 6/1/30	Aaa	2,400,000	2,391,048
MI State Hsg. Dev. Auth. Ltd. Oblig. Rev. Bonds (Parkway Meadows), FSA, 4s, 10/15/10	Aaa	1,005,000	1,033,582
MI State Strategic Fund Solid Waste Disp. Rev. Bonds (SD Warren Co.), Ser. C, 7 3/8s,
1/15/22	BB/P	5,000,000	5,164,400
MI State Strategic Fund, Ltd. Rev. Bonds (Detroit Edison Poll. Control), 5.65s, 9/1/29	A3	900,000	943,335

			13,649,416

Minnesota (1.1%)

Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A	1,250,000	1,269,038
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp. Assn.), 6 5/8s, 9/1/22	BBB-/P	4,010,000	4,272,414
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf College)
Ser. 5-M1, 3 3/4s, 10/1/32	VMIG1	5,405,000	5,405,000
Ser. 5-M2, 3 3/4s, 10/1/20	VMIG1	2,000,000	2,000,000
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser. H
5s, 1/1/36	Aa1	995,000	1,024,661

4.3s, 1/1/13	Aa1	670,000	670,797

			14,641,910

Mississippi (0.5%)

MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. G, GNMA Coll., FNMA Coll., 6.7s, 11/1/29	Aaa	865,000	890,215
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	3,440,000	3,630,198
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	1,500,000	1,596,000

			6,116,413

Missouri (1.9%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.),
Ser. A, 5 1/2s, 6/1/27	A+	3,250,000	3,444,220
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser. B, GNMA Coll., FNMA Coll.,
5.8s, 9/1/35	AAA	2,500,000	2,682,350
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (Washington U.), Ser. A, 5s, 2/15/33	AAA	9,500,000	9,862,045
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth. Syst.), 5 1/4s, 5/15/32	Aa2	4,050,000	4,235,733
MO State Hlth. & Edl. Fac. Auth. VRDN (St. Francis Med. Ctr.), Ser. A, 3 3/4s, 6/1/26	A-1+	1,395,000	1,395,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll., 6 1/2s, 9/1/29	AAA	255,000	264,741
(Single Fam. Mtge.), Ser. B-2, GNMA Coll., FNMA Coll., 6.4s, 9/1/29	AAA	680,000	702,508
(Single Fam. Homeowner Loan), Ser. C, GNMA Coll., FNMA Coll., 5.6s, 9/1/35	AAA	1,000,000	1,069,430
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds (Home Ownership Loan), Ser.
B, GNMA Coll., FNMA Coll.
3.85s, 9/1/10	AAA	150,000	149,489
3.6s, 9/1/09	AAA	160,000	158,912

			23,964,428

Montana (0.1%)

Forsyth, Poll. Control VRDN (Pacific Corp.), 3 3/4s, 1/1/18	VMIG1	1,510,000	1,510,000

Nevada (0.3%)

Clark Cnty., Local Impt. Dist. Special Assmt. Bonds (No. 142), 6.1s, 8/1/18	BB-/P	1,750,000	1,802,605
Clark Cnty., Passenger Fac. Rev. Bonds (Las Vegas-McCarran Intl. Arpt.), Ser. A, AMBAC,
6.15s, 7/1/07	Aaa	1,590,000	1,652,010
Washoe Cnty., Arpt. Auth. Rev. Bonds, FSA, 5s, 7/1/11	Aaa	500,000	532,020

			3,986,635

New Hampshire (2.7%)

NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds (Lakes Region Hosp. Assn.), 6 1/4s, 1/1/18	BB-/P	2,600,000	2,646,644
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds (Lakes Region Hosp. Assn.), 5 3/4s, 1/1/08	BB-/P	750,000	752,445
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Hlth. Care Syst.-Covenant Hlth.), 6 1/8s, 7/1/31	A	4,000,000	4,348,800
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds, 3 1/2s, 7/1/27	Baa2	2,500,000	2,437,900
NH State Hsg. Fin. Auth. Single Family Rev. Bonds (Mtge. Acquisition), Ser. C, 5.85s, 1/1/35	Aa2	2,000,000	2,137,200
NH State Tpk. Syst. Rev. Bonds, FGIC, 6.806s, 11/1/17	Aaa	21,000,000	22,017,660

			34,340,649

New Jersey (3.6%)

Middlesex Cnty., Impt. Auth. Lease Rev. Bonds (Perth Amboy Muni. Complex), FGIC, 5s,
3/15/31	Aaa	3,500,000	3,661,035
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Vlg., Inc.), Ser. A, 7 1/4s, 11/15/31	BB-/P	2,150,000	2,336,040
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	7,300,000	7,637,771
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	8,000,000	8,447,120
(School Fac. Construction), Ser. L, FSA, 5s, 3/1/25	Aaa	1,000,000	1,057,120
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Trinitas Hosp. Oblig. Group), 7 1/2s, 7/1/30	Baa3	1,400,000	1,560,524
(South Jersey Hosp.), 6s, 7/1/12	Baa1	5,000,000	5,494,650
(Atlantic City Med. Ctr.), 5 3/4s, 7/1/25	A2	500,000	530,790
NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.)
Ser. B, MBIA, 6 1/2s, 6/15/10	Aaa	6,250,000	7,015,375
Ser. A, 5 5/8s, 6/15/14	AA-	3,000,000	3,341,820
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39	BBB	2,000,000	2,232,620
6 3/8s, 6/1/32	BBB	1,775,000	1,946,252
6 1/8s, 6/1/42	BBB	1,500,000	1,573,020
5 3/4s, 6/1/32	BBB	270,000	280,368

			47,114,505

New Mexico (0.4%)

Farmington, Poll. Control VRDN (AZ Pub. Service Co.), Ser. B, 3.7s, 9/1/24	VMIG1	1,500,000	1,500,000
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., FHLMC Coll., 6.1s, 7/1/29	AAA	1,960,000	2,010,098

Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s, 9/1/33	AAA	1,000,000	1,042,900

			4,552,998

New York (16.9%)

Long Island, Pwr. Auth. Rev. Bonds, Ser. B, 5 1/4s, 6/1/14	A3	500,000	544,595
Metro. Trans. Auth. Rev. Bonds, Ser. B, MBIA, 5s, 11/15/28	Aaa	500,000	522,435
Metro. Trans. Auth. VRDN, Ser. E-2, 3.52s, 11/1/35	VMIG1	10,000,000	10,000,000
Nassau Cnty., Hlth. Care Syst. Rev. Bonds, FSA
6s, 8/1/15 (Prerefunded)	Aaa	5,000,000	5,531,250
6s, 8/1/14 (Prerefunded)	Aaa	4,410,000	4,878,563
NY City, G.O. Bonds
Ser. B, MBIA, 6 1/2s, 8/15/10	Aaa	13,235,000	14,857,743
Ser. B, 5 1/2s, 12/1/12	A1	6,475,000	7,030,749
Ser. G, 5 1/4s, 8/1/16	A1	625,000	682,775
Ser. M, 5s, 4/1/24	A1	7,225,000	7,528,378
NY City, City Transitional Fin. Auth. VRDN, Ser. A, 3.55s, 2/15/30	VMIG1	6,000,000	6,000,000
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I LLC), Ser. A, 6s, 7/1/27	Baa3	11,500,000	11,586,020
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Polytechnic U.), 6s, 11/1/20	BB+	4,250,000	4,277,923
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I LLC), Ser. A, 5 1/2s,
7/1/28	Baa3	2,000,000	2,004,680
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	Ba2	1,400,000	1,223,600
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. D, 5s, 6/15/37	AA+	10,850,000	11,271,848
Ser. B, AMBAC, 5s, 6/15/28	Aaa	7,000,000	7,349,860
NY City, State Dorm. Auth. Lease Rev. Bonds (Court Fac.), 6s, 5/15/39 (Prerefunded)	A+	2,800,000	3,117,996
NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	AA-	10,900,000	12,948,110
(State U. Edl. Fac.), MBIA, 6s, 5/15/16	Aaa	7,500,000	8,293,875
(State U. Edl. Fac.), MBIA, 6s, 5/15/15	Aaa	7,000,000	7,743,960
(U. Syst. Construction), Ser. A, 5 3/4s, 7/1/18	AA-	12,485,000	14,263,863
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	AA-	23,100,000	26,094,915
(North Shore Long Island Jewish Group), 5 3/8s, 5/1/23	A3	1,400,000	1,480,080
(Brooklyn Law School), Ser. B, XLCA, 5 3/8s, 7/1/22	Aaa	1,000,000	1,092,960
(Columbia U.), Ser. A, 5s, 7/1/18	Aaa	8,250,000	8,995,388
NY State Dorm. Auth. Cap. Appn. Rev. Bonds (State U.), Ser. B, MBIA, zero %, 5/15/09	Aaa	23,000,000	20,421,010
NY State Hwy. & Bridge Auth. Rev. Bonds, Ser. B, FGIC, 5 1/2s, 4/1/10	Aaa	1,500,000	1,623,900
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust Fund), Ser. B, FGIC, 5s, 4/1/17	Aaa	7,000,000	7,577,220
NY State Pwr. Auth. Rev. Bonds, 5s, 11/15/06	Aa2	2,000,000	2,030,260
Port Auth. NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	3,000,000	3,000,000
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s, 10/1/11	BB+/P	75,000	75,000
Syracuse, G.O. Bonds (Pub. Impt.), Ser. A, FSA
6s, 4/15/13 (Prerefunded)	Aaa	1,200,000	1,283,520
6s, 4/15/12 (Prerefunded)	Aaa	1,150,000	1,230,040
6s, 4/15/11 (Prerefunded)	Aaa	1,075,000	1,149,820
6s, 4/15/10 (Prerefunded)	Aaa	1,025,000	1,096,340

			218,808,676

North Carolina (6.3%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, MBIA, 7s, 1/1/13	Aaa	11,680,000	13,563,750
Ser. D, 6 3/4s, 1/1/26	Baa2	5,000,000	5,535,250
Ser. B, FGIC, 6s, 1/1/22	Aaa	25,300,000	30,333,941
AMBAC, 6s, 1/1/18	Aaa	7,000,000	8,264,340
Ser. A, 5 3/4s, 1/1/26	Baa2	5,000,000	5,282,100
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(United Methodist Home), 7 1/8s, 10/1/23 (Prerefunded)	BB+/P	3,000,000	3,409,800
(First Mtge.-Forest at Duke), 6 3/8s, 9/1/32	BB+/P	3,000,000	3,158,040
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.)
Ser. B, 6 1/2s, 1/1/20	A3	10,000,000	11,061,000
Ser. A, 5 1/2s, 1/1/13	A3	200,000	216,992

			80,825,213

Ohio (1.7%)

Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	Aa3	3,000,000	3,307,440
Franklin Cnty., Rev. Bonds (Online Computer Library Ctr.), 5s, 4/15/11	A	500,000	523,550
Middletown, City School Dist. G.O. Bonds (School Impt.), FGIC, 5s, 12/1/24	Aaa	2,430,000	2,554,538
Midview, Local School Dist. COP (Elementary School Bldg. Fac.), 5 1/4s, 11/1/30	A	3,500,000	3,658,060
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon College)
5.05s, 7/1/16	A2	1,000,000	1,063,650
4.95s, 7/1/15	A2	5,000,000	5,278,950
OH State Higher Edl. Fac. Rev. Bonds (Case Western Reserve U.), 5 1/2s, 10/1/22	Aa2	1,000,000	1,101,420
OH State Wtr. Dev. Auth. Poll. Control Fac. Rev. Bonds, 6.1s, 8/1/20	Baa2	3,250,000	3,399,208
U. of Cincinnati Rev. Bonds, Ser. D, AMBAC, 5s, 6/1/23	Aaa	500,000	526,615

			21,413,431

Oklahoma (0.8%)

OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeowner Loan), Ser. D-2, GNMA Coll., FNMA Coll., 7.1s, 9/1/26	Aaa	690,000	715,337

(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA Coll., 5.7s, 9/1/35	Aaa	1,500,000	1,600,110
(Homeownership Loan), Ser. B, 4.2s, 9/1/25	Aaa	1,230,000	1,215,265
OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.), Ser. A, MBIA
5 3/4s, 8/15/29	AAA	3,470,000	3,713,108
5 3/4s, 8/15/29 (Prerefunded)	AAA	2,530,000	2,757,245

			10,001,065

Oregon (0.4%)

OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single Fam. Mtge.)
Ser. B, 5 3/8s, 7/1/34	Aa2	2,000,000	2,101,900
Ser. J, 4.7s, 7/1/30	Aa2	3,335,000	3,345,005

			5,446,905

Pennsylvania (4.6%)

Allegheny Cnty., Sanitation Auth. Rev. Bonds, MBIA, 5s, 6/1/06	Aaa	2,775,000	2,794,730
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, MBIA
5 1/2s, 12/1/30 (Prerefunded)	Aaa	850,000	926,330
5 1/2s, 12/1/30	Aaa	150,000	161,718
Beaver Cnty., Indl. Dev. Auth. Poll. Control Mandatory Put Bonds (Cleveland Elec.), 3.75s,
10/1/08	Baa2	3,200,000	3,228,096
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther Creek Partners), 6.65s, 5/1/10	BBB-	6,450,000	6,828,164
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.), 5 1/2s, 3/15/26	A	2,000,000	2,110,080
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh Valley Hosp. Hlth. Network), Ser. A, 5
1/4s, 7/1/32	A2	2,000,000	2,071,020
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 6s, 1/1/43	BBB+	2,125,000	2,256,346
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A , 6 1/4s, 11/1/31	A3	1,000,000	1,069,730
PA Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds, Ser. A, 6.4s, 1/1/09	BB	12,700,000	12,698,730
PA State Pub. School Bldg. Auth. Rev. Bonds (Philadelphia School Dist.), FSA, 5 1/4s,
6/1/25	Aaa	9,280,000	9,918,650
Philadelphia Auth. for Indl. Dev. Rev. Bonds, Ser. B, FSA, 5 1/4s, 10/1/10	Aaa	1,485,000	1,602,879
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s,
7/1/10 (In default) (NON)	Ca	5,459,248	6,824
Philadelphia, Indl. Dev. Auth. VRDN (Fox Chase Cancer Ctr.)
3.7s, 7/1/10	VMIG1	600,000	600,000
3.7s, 7/1/25	A-1+	2,000,000	2,000,000
Philadelphia, School Dist. G.O. Bonds, Ser. A, AMBAC, 5s, 8/1/22	Aaa	6,000,000	6,302,520
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds
Ser. B, 5 1/4s, 11/1/14	Aaa	500,000	545,380
Ser. A, FSA, 5s, 7/1/24	Aaa	3,000,000	3,166,980
York Cnty., G.O. Bonds, AMBAC, 5s, 6/1/21	Aaa	485,000	512,301

			58,800,478

Puerto Rico (0.5%)

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. B, MBIA, 5 7/8s, 7/1/35
(Prerefunded)	Aaa	3,240,000	3,603,366
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s,
6/1/26	Baa3	250,000	272,013
PR Muni. Fin. Agcy. Ser. A, 5s, 8/1/10	Baa2	2,270,000	2,383,273

			6,258,652

South Carolina (1.0%)

Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med. Ctr.), Ser. A, FSA, 5 1/4s, 11/1/23	Aaa	500,000	538,725
Florence Cnty., Indl. Dev. Auth. Rev. Bonds (Stone Container Corp.), 7 3/8s, 2/1/07	B/P	1,345,000	1,346,426
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev. Bonds, 5 1/2s, 5/1/37	A2	1,000,000	1,059,450
SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2, AMBAC, 5s, 7/1/35	Aaa	2,000,000	2,065,140
SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B, 6 3/8s, 5/15/30	BBB	7,000,000	7,897,610

			12,907,351

South Dakota (0.2%)

SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.), Ser. J, 4.55s, 5/1/18	AAA	1,000,000	1,009,420
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sioux Valley Hosp. & Hlth. Syst.), Ser. A, 5
1/2s, 11/1/31	A1	1,500,000	1,589,070

			2,598,490

Tennessee (1.0%)

Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds (Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33	Baa2	3,000,000	3,556,980
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth.), Ser. A, 7
1/2s, 7/1/25	BBB+	5,000,000	5,884,000
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.05s, 9/1/12	Baa2	2,000,000	2,115,560
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev. Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26	A3	310,000	361,770
6 1/2s, 9/1/26 (Prerefunded)	A3	190,000	221,730
TN Hsg. Dev. Agcy. Rev. Bonds (Home Ownership), Ser. 1B, 3.85s, 7/1/14	Aa2	395,000	390,209

			12,530,249

Texas (4.9%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), Ser. A, 5 7/8s,
11/15/18	BB/P	4,250,000	4,344,095
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds, Ser. A, PSFG, 5s, 2/15/29	Aaa	1,035,000	1,076,928
Gateway, Pub. Fac. Corp. Rev. Bonds (Stonegate Villas Apt.), FNMA Coll., 4.55s, 7/1/34	Aaa	1,500,000	1,546,890
Harris Cnty., Mandatory Put Bonds (Toll Road), FGIC, 5s, 8/15/09	Aaa	3,750,000	3,933,938
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds (Memorial Hermann Hlth. Care Syst.),
Ser. A, 5 1/4s, 12/1/18	A2	950,000	1,017,602
Houston, Arpt. Syst. Rev. Bonds, Ser. B, FSA, 5 1/2s, 7/1/30	Aaa	1,000,000	1,068,700
Houston, Wtr. & Swr. Rev. Bonds (Jr. Lien), FSA, 5s, 12/1/30 (Prerefunded)	Aaa	1,000,000	1,072,880
Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, FSA, 5s, 10/1/16	Aaa	750,000	811,215
Northside Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/24	Aaa	1,705,000	1,790,693
Pflugerville, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/29	Aaa	5,000,000	5,202,550
Plano, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/29	Aaa	1,705,000	1,774,070
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,500,000	2,667,800
Spring, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/24	Aaa	500,000	525,130
TX State Rev. Bonds, 6.2s, 9/30/11	Aa1	20,800,000	23,355,072
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds (Single Fam.), Ser. B, FSA, 4 1/4s,
9/1/26	Aaa	1,000,000	1,008,270
TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines Co.), 7 3/8s, 10/1/20	Aa1	6,500,000	8,546,785
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk. Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Aaa	1,000,000	1,074,320
TX Technical University Revenues Rev. Bonds (Fin. Syst.), Ser. 7th, MBIA
5s, 8/15/08	Aaa	1,000,000	1,041,400
5s, 8/15/07	Aaa	1,000,000	1,025,950

			62,884,288

Utah (2.1%)

Intermountain Power Agency Rev. Bonds (UT State Pwr. Supply), Ser. B, MBIA, 6 1/2s,
7/1/09	Aaa	19,065,000	21,033,461
Salt Lake City, Hosp. Rev. Bonds (IHC Hosp. Inc.), Ser. A, 8 1/8s, 5/15/15	AAA	5,000,000	6,079,100

			27,112,561

Vermont (0.2%)

VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, FSA, 5s, 11/1/34	Aaa	1,000,000	1,032,650
(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	Aaa	1,200,000	1,236,252

			2,268,902

Virginia (2.2%)

Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	4,000,000	4,255,360
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, FSA, 5.929s, 8/23/27	Aaa	21,000,000	24,501,120
Tobacco Settlement Fin. Corp. Rev. Bonds, 5 1/2s, 6/1/26	BBB	250,000	255,138

			29,011,618

Washington (1.5%)

Cowlitz Cnty., Pub. Util. Rev. Bonds (Dist. No. 1 Production Syst.), FGIC
5s, 9/1/25	Aaa	695,000	726,748
5s, 9/1/24	Aaa	615,000	644,446
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s, 6/1/26	BBB	255,000	274,173
WA State G.O. Bonds
(Motor Vehicle Fuel), Ser. B, MBIA, 5s, 7/1/24	Aaa	5,270,000	5,572,287
Ser. A, FSA, 5s, 7/1/23	Aaa	10,035,000	10,632,672
WA State Hsg. Fin. Comm. Rev. Bonds (Single Family Program), Ser. 2A, GNMA Coll.,
FNMA Coll., 5s, 12/1/25	Aaa	1,240,000	1,290,542

			19,140,868

West Virginia (0.5%)

Econ. Dev. Auth. Lease Rev. Bonds (Correctional Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	Aaa	6,200,000	6,480,922

Wisconsin (1.2%)

Badger Tobacco Settlement Asset Securitization Corp. Rev. Bonds, 6 3/8s, 6/1/32	BBB	10,500,000	11,181,870
WI Hsg. & Econ. Dev. Auth. Rev. Bonds (Home Ownership), Ser. D, 4 7/8s, 3/1/36	Aa2	2,000,000	2,068,980
Wilmot, Unified High School Dist. G.O. Bonds, Ser. B, FSA, 5s, 3/1/24	Aaa	2,000,000	2,126,560

			15,377,410

Total municipal bonds and notes (cost $1,185,473,937)			$1,263,485,882

PREFERRED STOCKS (1.0%)(a)
		Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.		4,000,000	$4,299,400
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A, 6.875% cum. pfd.		6,000,000	6,457,020
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		2,000,000	2,260,280

Total preferred stocks (cost $12,000,000)		$13,016,700

CORPORATE BONDS AND NOTES (0.3%)(a) (cost $3,500,000)
	Principal amount	Value

GMAC Muni. Mtge. Trust 144A sub. notes Ser. A1-1, 4.15s, 2039	$3,500,000	$3,476,620

TOTAL INVESTMENTS

Total investments (cost $1,200,973,937) (b)		$1,279,979,202

FUTURES CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 10 yr (Short)	100	$10,940,625	Mar-06	$(70,499)
U.S. Treasury Note 5 yr (Short)	33	3,509,344	Mar-06	$3,768

Total				$(66,731)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)

			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with JPMorgan Chase Bank, N.A. dated September 19, 2005 to receive quarterly the notional amount multiplied by 3.693% and pay quarterly the notional
amount multiplied by the U.S. Bond Market Association Municipal Swap Index.	$25,000,000	3/21/15	$197,735

Agreement with UBS AG dated November 10, 2005 to pay quarterly the notional amount multiplied by 3.99% and receive quarterly the notional amount multiplied by
the U.S. Bond Market Association Municipal Swap Index.	7,500,000	5/11/16	(114,176)

Total			$83,559

NOTES

(a) Percentages indicated are based on net assets of $1,293,423,495.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at December 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2005. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,200,460,650, resulting in gross unrealized appreciation and depreciation of $85,937,372 and $6,418,820, respectively, or net unrealized appreciation of $79,518,552.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for open futures contracts at December 31, 2005.

At December 31, 2005, liquid assets totaling $9,941,598 have been designated as collateral for open forward commitments.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at December 31, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry concentrations greater than 10% at December 31, 2005 (as a percentage of net assets):

Utilitities	24.6%
Health care	14.6

The fund had the following insurance group concentrations greater than 10% at December 31, 2005 (as a percentage of net assets):

AMBAC	13.4%
FGIC	10.6
MBIA	10.4

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2006